BORROWINGS - US$600 MILLION RCF (Details) R in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) item	Dec. 31, 2019 ZAR (R) item	Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 ZAR (R)	May 31, 2018 ZAR (R)
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period		R 24,504.7	R 25,649.5	R 8,973.8
Loans raised		18,981.7	17,130.2	69,593.8
Loans repaid		(22,008.3)	(21,231.5)	(55,719.5)
Interest charge		1,444.9	1,572.5	2,091.9
(Gain)/loss on foreign exchange differences		(325.5)	(1,169.1)	(292.4)
Foreign currency translation		779.9	(3,367.2)	1,956.3
Balance at end of period		R 23,736.2	24,504.7	25,649.5
US$600 million RCF
Disclosure of detailed information about borrowings [line items]
Face amount of debt	$ 600				R 600.0
Net debt to EBITDA threshold	2.50	2.50
Utilisation fee when loans outstanding as % of the total loans is less than or equal to 33 1/3%	0.15%	0.15%
Utilisation fee when loans outstanding as % of the total loans is greater than 33 1/3 % and less than or equal to 66 2/3%	0.30%	0.30%
Utilisation fee when loans outstanding as % of the total loans is greater than 66 2/3%	0.50%	0.50%
Debt term	3 years	3 years
Number of one-year extensions | item	2	2
Borrowings amount on extended term | $	$ 450
Number of lenders extending term | item	6	6
Number of lenders | item	8	8
Balance at beginning of period		R 2,726.5
Loans raised		9,067.1	5,391.6
Loans repaid		(5,826.2)	(2,744.7)
(Gain)/loss on foreign exchange differences		6.4	73.1
Foreign currency translation		(261.9)	6.5
Balance at end of period		R 5,711.9	2,726.5
US$600 million RCF | Net Debt To EBITDA Less Than Threshold [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate margin	1.85%
US$600 million RCF | Net Debt To EBITDA Above Threshold [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate margin	2.00%
US$350 million RCF
Disclosure of detailed information about borrowings [line items]
Face amount of debt	$ 350				R 350.0
Balance at beginning of period			R 1,137.1
Balance at end of period				R 1,137.1